Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Net book value, balance	$ 101,936
Depreciation	(3,095)	$ (2,634)
Net book value, balance	143,833
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, balance	119,303
Vessel acquisition - Konkar Asteri	26,625
Vessel acquisition - Konkar Venture	21,007
Vessel additions	23
Depreciation
Vessel cost, balance	166,958
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, balance	(20,030)
Vessel acquisition - Konkar Asteri
Vessel acquisition - Konkar Venture
Vessel additions
Depreciation	(3,095)
Accumulated depreciation, balance	(23,125)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value, balance	99,273
Vessel acquisition - Konkar Asteri	26,625
Vessel acquisition - Konkar Venture	21,007
Vessel additions	23
Depreciation	(3,095)
Net book value, balance	$ 143,833